Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Parties
Accounts receivable from related parties	$ 691,775	$ 1,040,901
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	3,000,000,000	3,000,000,000
Ordinary shares, shares issued (in Shares)	319,108,190	319,108,190
Ordinary shares, shares outstanding (in Shares)	319,108,190	319,108,190
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	47,279,280	47,279,280
Ordinary shares, shares outstanding (in Shares)	47,279,280	47,279,280